NET LOSS PER SHARE (Details Narrative) - shares	6 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	Feb. 29, 2016	Feb. 28, 2015
Anti-dilutive securities	4,293,552	1,699,880	1,838,017	978,557
Warrants [Member]
Anti-dilutive securities	1,142,532	847,932	913,514	580,515
Stock Options [Member]
Anti-dilutive securities	1,263,309	371,476	426,976	187,334
Preferred Stock [Member]
Anti-dilutive securities	1,888,552	480,472	497,527	210,708